Portfolio of Investments
Columbia Large Cap Growth Opportunity Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.0%
Issuer	Shares	Value ($)
Communication Services 13.4%
Entertainment 3.5%
Electronic Arts, Inc.	275,228	39,338,338
Netflix, Inc.(a)	52,637	26,466,410
Total		65,804,748
Interactive Media & Services 7.4%
Alphabet, Inc., Class A(a)	43,950	103,583,558
Match Group, Inc.(a)	250,782	35,957,123
Total		139,540,681
Media 2.5%
Comcast Corp., Class A	840,619	48,201,093
Total Communication Services		253,546,522
Consumer Discretionary 15.3%
Internet & Direct Marketing Retail 8.1%
Amazon.com, Inc.(a)	41,451	133,599,474
Farfetch Ltd., Class A(a)	423,024	19,598,702
Total		153,198,176
Multiline Retail 3.9%
Target Corp.	321,586	72,974,295
Specialty Retail 1.6%
TJX Companies, Inc. (The)	441,401	29,812,224
Textiles, Apparel & Luxury Goods 1.7%
Under Armour, Inc., Class A(a)	1,467,228	33,130,008
Total Consumer Discretionary		289,114,703
Consumer Staples 3.2%
Food Products 0.5%
Beyond Meat, Inc.(a)	62,487	9,086,859
Personal Products 2.7%
Estee Lauder Companies, Inc. (The), Class A	165,659	50,777,797
Total Consumer Staples		59,864,656
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
Renewable Energy Group, Inc.(a)	203,263	12,413,272
Total Energy		12,413,272
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 4.5%
Banks 1.1%
SVB Financial Group(a)	35,195	20,514,813
Capital Markets 3.4%
Intercontinental Exchange, Inc.	278,000	31,380,640
Morgan Stanley	163,853	14,902,430
Virtu Financial, Inc. Class A	596,392	18,160,137
Total		64,443,207
Total Financials		84,958,020
Health Care 13.1%
Biotechnology 3.1%
Horizon Therapeutics PLC(a)	184,399	16,902,012
Mirati Therapeutics, Inc.(a)	62,635	9,905,725
Novavax, Inc.(a)	92,072	13,591,669
Vertex Pharmaceuticals, Inc.(a)	89,128	18,594,775
Total		58,994,181
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	221,078	25,788,749
Insulet Corp.(a)	125,088	33,732,481
Total		59,521,230
Life Sciences Tools & Services 4.4%
IQVIA Holdings, Inc.(a)	207,003	49,713,840
Thermo Fisher Scientific, Inc.	70,988	33,328,866
Total		83,042,706
Pharmaceuticals 2.4%
Eli Lilly & Co.	230,516	46,043,266
Total Health Care		247,601,383
Industrials 5.0%
Aerospace & Defense 1.0%
Howmet Aerospace, Inc.(a)	546,927	19,404,970
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	126,814	27,214,284
Electrical Equipment 2.2%
AMETEK, Inc.	307,455	41,537,171
Columbia Large Cap Growth Opportunity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Opportunity Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.4%
AGCO Corp.	48,625	6,728,241
Total Industrials		94,884,666
Information Technology 43.7%
Electronic Equipment, Instruments & Components 2.0%
TE Connectivity Ltd.	275,348	37,359,216
IT Services 9.6%
Fidelity National Information Services, Inc.	310,826	46,306,858
MasterCard, Inc., Class A	240,669	86,780,428
PayPal Holdings, Inc.(a)	187,909	48,860,098
Total		181,947,384
Semiconductors & Semiconductor Equipment 8.8%
Broadcom, Inc.	148,381	70,084,798
Lam Research Corp.	66,993	43,535,401
NVIDIA Corp.	72,683	47,227,960
SunPower Corp.(a)	271,422	6,348,560
Total		167,196,719
Software 23.3%
Adobe, Inc.(a)	148,370	74,864,535
Aspen Technology, Inc.(a)	136,597	18,641,393
Atlassian Corp. PLC, Class A(a)	91,606	21,369,848
Bill.com Holdings, Inc.(a)	95,862	14,275,769
Common Stocks (continued)
Issuer	Shares	Value ($)
Cadence Design Systems, Inc.(a)	264,402	33,576,410
Fair Isaac Corp.(a)	36,984	18,716,123
Microsoft Corp.	723,736	180,702,404
ServiceNow, Inc.(a)	94,132	44,607,272
Teradata Corp.(a)	305,007	14,600,685
Tyler Technologies, Inc.(a)	45,758	18,447,795
Total		439,802,234
Total Information Technology		826,305,553
Materials 1.1%
Chemicals 1.1%
Albemarle Corp.	125,207	20,919,586
Total Materials		20,919,586
Total Common Stocks (Cost $1,220,187,283)		1,889,608,361

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(b),(c)	159,711	159,695
Total Money Market Funds (Cost $159,695)		159,695
Total Investments in Securities (Cost: $1,220,346,978)		1,889,768,056
Other Assets & Liabilities, Net		(333,183)
Net Assets		1,889,434,873

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	22,806,514	136,471,661	(159,118,455)	(25)	159,695	24	1,609	159,711
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Large Cap Growth Opportunity Fund | Quarterly Report 2021

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